Organization	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Organization
1.	ORGANIZATION

500.com Limited (the “Company”) was incorporated under the laws of the Cayman Islands on April 20, 2007 under the name Fine Success Limited, which was changed to 500wan.com on May 9, 2011 and further changed to the current name on October 9, 2013.

As of December 31, 2013, the Company has three wholly owned subsidiaries in British Virgin Islands, Hong Kong and the People’s Republic of China (“PRC”), respectively and also consolidates three variable interest entities and a subsidiary of a variable interest entity (collectively “VIEs”), details of which are as follows:

Entity	Date of establishment	Place of establishment	Percentage of ownership by the Company	Principal activities

Subsidiaries
Fine Brand Limited (“BVI”)	February 9, 2011	British Virgin Islands	100%	Investment Holding
500wan HK Limited (“500wan HK”)	March 8, 2011	Hong Kong	100%	Investment Holding
E-Sun Sky Computer (Shenzhen) Co., Ltd. (“E-Sun Sky Computer”)	June 18, 2007	PRC	100%	Software Service

VIEs
Shenzhen E-Sun Network Co., Ltd. (“E-Sun Network”)	December 7, 1999	PRC	100%	Online Lottery Service
Shenzhen Youlanguang Science and Technology Co., Ltd. (“Youlanguang Technology”)	December 16, 2008	PRC	100%	Online Lottery Service
Shenzhen Guangtiandi Science and Technology Co., Ltd. (“Guangtiandi Technology”)	December 16, 2008	PRC	100%	Online Lottery Service

Subsidiary of E-Sun Network
Shenzhen E-Sun Sky Network Technology Co., Ltd. (“E-Sun Sky Network”)	May 22, 2006	PRC	100%	Online Lottery Service

The Company, its subsidiaries and VIEs are hereinafter collectively referred to as the “Group”.

The Group provides online lottery purchase services in the PRC. The Group’s principal geographic market is in the PRC. The Company does not conduct any substantive operations on its own but instead conducts its business operations through E-Sun Sky Computer and the VIEs.

PRC laws and regulations prohibit or restrict foreign ownership of Internet businesses. To comply with these foreign ownership restrictions, the Group operates its websites and provides online lottery purchase services in the PRC through the VIEs. Prior to December 28, 2013, the Company entered into exclusive business cooperation agreements, power of attorney, equity interest pledge agreements, exclusive option agreements, financial support agreements and supplementary agreements to the exclusive option agreements (previously named as exclusive technical consulting and service agreements, power of attorney, equity pledge agreements, equity interest disposal agreements, financial support agreements, business operation agreements and intellectual properties license agreements prior to June 1, 2011) (the “Contractual Arrangements”), with the VIEs through E-Sun Sky Computer, which obligates E-Sun Sky Computer to absorb a majority of the expected losses from the activities of the VIEs’ activities, and entitles E-Sun Sky Computer to receive a majority of residual returns from the VIEs. Through these aforementioned agreements, the Company maintains the ability to approve decisions made by the VIEs, and the ability to acquire the equity interests in the VIEs when permitted by the PRC laws via E-Sun Sky Computer.

As a result of the Contractual Arrangements, the Company consolidates the VIEs as required by Accounting Standards Codification (“ASC”) subtopic 810-10, Consolidation: Overall. Effective on January 1, 2010. The Company is required to continue to consolidate the VIEs under the new guidance in ASU 2009-17 because the Company has been determined to 1) be the most closely associated with the VIEs and the subsidiary of E-Sun Network among the members of the related party group who share the power to direct the activities of the VIEs that most significantly impact their economic performance, and 2) has the obligation to absorb losses or the right to receive benefits of the VIEs that could potentially be significant to the VIEs.

On December 28, 2013, 500.com Limited agreed to provide unlimited financial support to the VIEs for their operations. In addition, pursuant to the power of attorney agreements entered into among 500.com Limited, E-Sun Sky Computer and the nominee shareholders of the VIEs, on December 28, 2013, the nominee shareholders of the VIEs assigned the rights to attend the VIEs’ shareholders' meetings and to vote on all of the matters in the VIEs that require shareholders' approval, which was entrusted to E-Sun Sky Computer to 500.com Limited. As a result of the assignment of power of attorney from E-Sun Sky Computer to 500.com Limited and the provision of unlimited financial support from 500.com Limited to the VIEs, 500.com Limited has been determined to be most closely associated with the VIEs within the group of related parties and replaced E-Sun Sky Computer as the primary beneficiary of the VIEs on December 28, 2013.

The carrying amounts of the assets, liabilities and the results of operations of the VIEs included in the Company’s consolidated balance sheets and statements of comprehensive income are as follows:

	As of December 31,2012	As of December 31,2013	As of December 31,2013
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents	16,392	27,831	4,597
Restricted cash	10,609	15,090	2,493
Accounts receivable	13,531	50,778	8,388
Accounts receivable due from employees	225	—	—
Amounts due from related parties	169,266	—	—
Amounts due from intergroup companies	7	105,169	17,373
Prepayments and other current assets	67,759	92,395	15,263
Deferred tax assets, current portion	6,498	15,287	2,525

Total current assets	284,287	306,550	50,639

Non-current assets:
Property and equipment, net	30,929	28,703	4,741
Intangible assets, net	1,338	1,130	187
Deposits	5,295	5,771	967
Deferred initial public offering expenses	250	—	—
Deferred tax assets, non-current	841	157	26
Other non-current assets	—	2,738	439

Total non-current assets	38,653	38,499	6,360

TOTAL ASSETS	322,940	345,049	56,999

LIABILITIES
Current liabilities:
Short-term loans	—	12,802	2,115
Amounts due to intergroup companies	46,322	3,470	573
Accrued payroll and welfare payable	7,038	8,336	1,377
Accrued expenses and other current liabilities	59,538	72,857	12,036
Income tax payable	1,554	1,863	308

Total current liabilities	114,452	99,328	16,409

Non-current liabilities:
Long-term payables	11,852	29,328	4,845

Total non-current liabilities	11,852	29,328	4,845

TOTAL LIABILITIES	126,304	128,656	21,254

	For the years ended December 31,
	2011	2012	2013	2013
	RMB	RMB	RMB	US$
Net revenues	169,463	113,566	182,255	30,106
Net income	39,257	3,720	19,759	3,264

There was no pledge or collateralization of the VIEs’ assets. Creditors of the VIEs have no recourse to the general credit of the Company, which is the primary beneficiary of the VIEs. In addition, the Company has not provided any financial support to its VIEs as of December 31, 2013.